One Security Benefit Place Topeka, Kansas 66636 SecurityBenefit.com

September 12, 2019
VIA EDGARLINK
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Subj:	SBL Variable Annuity Account XVII
1940 Act Registration Number: 811‑21481
1933 Act Registration Numbers: 333‑111589, 333‑124509
CIK: 0001274458
Rule 30b2-1 Filing

Dear Sir or Madam:

As required by Rule 30e‑2 under the Investment Company Act of 1940, as amended (the “Act”), SBL Variable Annuity Account XVII, a unit investment trust registered under the Act, mailed to its contract owners the semi-annual report(s) for the underlying management investment companies. This filing constitutes the filing of those reports as required by Rule 30b2‑1 under the Act.

The following semi-annual reports, which were mailed to contract owners, were filed with the Commission via EDGAR on the dates indicated below and are incorporated herein by reference:

Underlying Management Investment Company	CIK Number	Date(s) Filed
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	0000896435	August 26, 2019
American Century Variable Portfolios, Inc.	0000814680	August 23, 2019
BNY Mellon Investment Portfolios	0001056707	August 9, 2019
BNY Mellon Variable Investment Fund	0000813383	August 9, 2019
Guggenheim Variable Funds Trust	0000217087	September 6, 2019
MFS® Variable Insurance Trust	0000918571	August 23, 2019
Neuberger Berman Advisers Management Trust	0000736913	August 26, 2019
PIMCO Variable Insurance Trust	0001047304	August 28, 2019
Rydex Variable Trust	0001064046	September 6, 2019

To the extent necessary, these filings are incorporated herein by reference.

Sincerely,

CHRIS SWICKARD

Chris Swickard
Vice President, Associate General Counsel
   and Assistant Secretary
Security Benefit Life Insurance Company